Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of the year	$ 41,010	$ 38,107
Foreign currency translation adjustments	(3,472)	2,903
Goodwill, end of year	$ 37,538	$ 41,010